FAIR VALUE MEASUREMENTS - Summary of assumptions used in estimating the fair value of warrants (Detail) - Valuation Technique, Option Pricing Model [Member]		12 Months Ended
	Oct. 27, 2020	Dec. 31, 2020
Disclosure Of Assumptions Used In Estimating The Fair Value Of Warrants [Line Items]
Estimated dividend yield	0.00%	0.00%
Expected volatility	40.00%	40.00%
Risk-free interest rate	0.50%	0.60%
Expected term (years)	5 years	5 years
Stock price
Disclosure Of Assumptions Used In Estimating The Fair Value Of Warrants [Line Items]
Warrants and rights outstanding, measurement input	8.50	9.23
Strike price
Disclosure Of Assumptions Used In Estimating The Fair Value Of Warrants [Line Items]
Warrants and rights outstanding, measurement input	11.50	11.50
Fair value of warrants
Disclosure Of Assumptions Used In Estimating The Fair Value Of Warrants [Line Items]
Warrants and rights outstanding, measurement input	2.33	2.73